Stradley Ronon Stevens & Young, LLP 1250 Connecticut Avenue, NW, Suite 500 Washington, DC 20036 Telephone 202.822.9611 Fax 202.822.0140 www.stradley.com

Jessica D. Burt, Esquire
202.419.8409
jburt@stradley.com
1933 Act Rule 497(j)
1933 Act File No. 333-40455
1940 Act File No. 811-08495
February 24, 2017

VIA EDGAR SUBMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Nationwide Mutual Funds (the "Registrant")
File Nos. 333-40455 and 811-08495
Rule 497(j) filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectuses and Statements of Additional Information as indicated for the funds listed below that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 209/210 to the Registration Statement of the Registrant, which was filed electronically on February 16, 2017 pursuant to Rule 485(b) under the 1933 Act:

Nationwide Amundi Global High Yield Fund
Nationwide Amundi Strategic Income Fund
Nationwide Amundi World Bond Fund
Nationwide Bailard Cognitive Value Fund
Nationwide Bailard Emerging Markets Equity Fund
Nationwide Bailard International Equities Fund
Nationwide Bailard Technology & Science Fund
Nationwide Bond Fund
Nationwide Bond Index Fund
Nationwide Core Plus Bond Fund
Nationwide Destination 2010 Fund
Nationwide Destination 2015 Fund
Nationwide Destination 2020 Fund
Nationwide Destination 2025 Fund
Nationwide Destination 2030 Fund
Nationwide Destination 2035 Fund
Nationwide Destination 2040 Fund
Nationwide Destination 2045 Fund
Nationwide Destination 2050 Fund
Nationwide Destination 2055 Fund
Nationwide Destination 2060 Fund
A Pennsylvania Limited Liability Partnership

U.S. Securities and Exchange Commission
February 24, 2017

Nationwide Emerging Markets Debt Fund
Nationwide Fund
Nationwide Geneva Mid Cap Growth Fund
Nationwide Geneva Small Cap Growth Fund
Nationwide Global Equity Fund
Nationwide Government Bond Fund
Nationwide Government Money Market Fund
Nationwide Growth Fund
Nationwide HighMark Bond Fund
Nationwide HighMark California Intermediate Tax Free Bond Fund
Nationwide HighMark Large Cap Core Equity Fund
Nationwide HighMark National Intermediate Tax Free Bond Fund
Nationwide HighMark Short Term Bond Fund
Nationwide HighMark Small Cap Core Fund
Nationwide High Yield Bond Fund
Nationwide Inflation-Protected Securities Fund
Nationwide International Index Fund
Nationwide International Small Cap Fund
Nationwide Investor Destinations Aggressive Fund (Statement of Additional Information only)
Nationwide Investor Destinations Moderately Aggressive Fund  (Statement of Additional Information only)
Nationwide Investor Destinations Moderate Fund (Statement of Additional Information only)
Nationwide Investor Destinations Moderately Conservative Fund (Statement of Additional Information only)
Nationwide Investor Destinations Conservative Fund (Statement of Additional Information only)
Nationwide Mid Cap Market Index Fund
Nationwide Portfolio Completion Fund
Nationwide S&P 500 Index Fund
Nationwide Small Cap Index Fund
Nationwide Small Company Growth Fund
Nationwide U.S. Small Cap Value Fund
Nationwide Ziegler Equity Income Fund
Nationwide Ziegler NYSE Arca Tech 100 Income Fund
Nationwide Ziegler Wisconsin Tax Exempt Fund

Post-Effective Amendment Nos. 209/210 will become effective with the U.S. Securities and Exchange Commission on February 28, 2017.

 Please direct questions or comments relating to this filing to me at the above-referenced telephone number.

Very truly yours,

/s/Jessica D. Burt
Jessica D. Burt, Esquire

A Pennsylvania Limited Liability Partnership